Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CANADA | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 98,475	$ 89,537
CANADA | Non-refundable federal investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	4,368	4,834
CANADA | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	27,663	27,663
BARBADOS | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	145,405	162,986
UNITED STATES | Unclaimed scientific research and experimental development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits	$ 1,285	$ 1,343